CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Schedule of Condensed Statements of Cash Flow) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement Line Items [Line Items]
Net cash flows used in operating activities | ¥		¥ (4,561)	¥ (3,333)	¥ (7,527)
Net cash flows from/(used in) investing activities | ¥		(9)	(5)	9,372
Net cash flows (used in)/from financing activities | ¥		3,283	(24)	(13,813)
NET DECREASE IN CASH | ¥		(1,287)	(3,362)	(11,968)
Net foreign exchange differences | ¥		293	13	(117)
USD [Member]
Statement Line Items [Line Items]
Net cash flows used in operating activities | $	$ (696)
Net cash flows from/(used in) investing activities | $	(1)
Net cash flows (used in)/from financing activities | $	501
NET DECREASE IN CASH | $	(196)
Net foreign exchange differences | $	45
Condensed [Member]
Statement Line Items [Line Items]
Net cash flows used in operating activities | ¥		(3,269)	(3,294)	(5,200)
Net cash flows from/(used in) investing activities | ¥		(216)	(21)	10,243
Net cash flows (used in)/from financing activities | ¥		1,982		(15,811)
NET DECREASE IN CASH | ¥		(1,503)	(3,315)	(10,768)
CASH AT BEGINNING OF THE YEAR | ¥		811	4,122	13,912
Net foreign exchange differences | ¥		750	4	978
CASH AT END OF THE YEAR | ¥		¥ 58	¥ 811	¥ 4,122
Condensed [Member] | USD [Member]
Statement Line Items [Line Items]
Net cash flows used in operating activities | $	(501)
Net cash flows from/(used in) investing activities | $	(33)
Net cash flows (used in)/from financing activities | $	303
NET DECREASE IN CASH | $	(231)
CASH AT BEGINNING OF THE YEAR | $	124
Net foreign exchange differences | $	116
CASH AT END OF THE YEAR | $	$ 9